Credit related Commitments and Contingent Liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Credit related Commitments and Contingent Liabilities [Abstract]
Commitments and contingent liabilities	Irrevocable lending commitments and lending related contingent liabilities

in € m.	Jun 30, 2026	Dec 31, 2025
Irrevocable lending commitments	234,228	217,949
Revocable lending commitments	51,599	56,356
Contingent liabilities	91,961	79,092
Total	377,789	353,397